INCOME TAXES (Schedule of reconciliation of income tax attributable to continuing operations statutory tax rate) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Canadian statutory income tax rate	26.00%	26.00%	25.00%
Income tax recovery at statutory rate	$ 2,458,000	$ 73,000	$ 5,000
Effect on income taxes of:
Income tax rate differences	6,000
Permanent differences	(1,457,000)
Losses not recognized	(902,000)	(73,000)	(5,000)
Income taxes recoverable	$ (105,000)